Summary of Significant Accounting Policies - Offering Costs - Additional Information (Detail) - USD ($)	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs		$ 0	$ 68,292
Debt and Equity Securities
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 2,084,000
Equity Securities
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs	$ 1,400,000